Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
REVENUES

NOTE 3 – REVENUES

Disaggregation of revenue

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2025 and 2024:

	Six months ended
	June 30, 2025	June 30, 2024
Sales of products	$707,021	$3,200,126
Services and Non-recurring engineering and proof of concept contracts	-	210,132
	$707,021	$3,410,258

The following table summarizes revenue by region based on the shipping address of customers:

	Six months ended
	June 30, 2025	Percentage of revenues	June 30, 2024	Percentage of revenues
Israel	491,432	69.5%	3,300,771	96.8%
England	195,589	27.7%	85,832	2.5%
United States	-	-	3,595	0.1%
Rest of World	20,000	2.8%	20,060	0.6%
	707,021	100%	$3,410,258	100%